Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2022
Schedule Of Weighted Average Lease Term And Weighted Average Discount Rate Abstract
Weighted average lease term – operating lease	4 years 3 months 10 days
Weighted average discount rate – operating lease	6.90%